Quarterly Holdings Report
for
Fidelity Freedom® 2020 Fund
June 30, 2024
F20-NPRT1-0824
1.818361.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.33% 7/5/24 to 7/25/24 (b) (Cost $23,945,826)	24,030,000	23,946,234

Domestic Equity Funds - 25.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	10,922,375	134,454,440
Fidelity Series Blue Chip Growth Fund (c)	18,802,773	371,354,771
Fidelity Series Commodity Strategy Fund (c)	1,273,467	123,870,166
Fidelity Series Growth Company Fund (c)	28,016,642	689,209,392
Fidelity Series Intrinsic Opportunities Fund (c)	10,710,158	123,488,126
Fidelity Series Large Cap Stock Fund (c)	28,269,665	648,506,125
Fidelity Series Large Cap Value Index Fund (c)	12,950,596	202,935,843
Fidelity Series Opportunistic Insights Fund (c)	17,251,537	412,139,212
Fidelity Series Small Cap Core Fund (c)	1,515,616	17,459,900
Fidelity Series Small Cap Discovery Fund (c)	4,862,143	53,823,919
Fidelity Series Small Cap Opportunities Fund (c)	12,457,438	186,114,121
Fidelity Series Stock Selector Large Cap Value Fund (c)	33,004,923	452,827,549
Fidelity Series Value Discovery Fund (c)	26,466,832	404,942,532
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,221,667,074)		3,821,126,096

International Equity Funds - 23.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	14,106,004	212,859,599
Fidelity Series Emerging Markets Fund (c)	26,756,278	246,425,318
Fidelity Series Emerging Markets Opportunities Fund (c)	52,374,820	985,170,359
Fidelity Series International Growth Fund (c)	32,969,428	603,999,915
Fidelity Series International Small Cap Fund (c)	12,476,455	212,723,550
Fidelity Series International Value Fund (c)	48,184,652	609,054,003
Fidelity Series Overseas Fund (c)	42,970,191	604,590,591
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,389,866,679)		3,474,823,335

Bond Funds - 48.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	61,714,483	597,396,193
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	144,806,084	1,104,870,424
Fidelity Series Emerging Markets Debt Fund (c)	9,644,019	75,319,792
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	2,615,471	23,146,922
Fidelity Series Floating Rate High Income Fund (c)	1,502,866	13,495,738
Fidelity Series High Income Fund (c)	8,840,740	74,439,032
Fidelity Series International Credit Fund (c)	2,357,607	19,120,194
Fidelity Series International Developed Markets Bond Index Fund (c)	66,300,140	566,866,199
Fidelity Series Investment Grade Bond Fund (c)	419,246,568	4,142,156,094
Fidelity Series Long-Term Treasury Bond Index Fund (c)	93,093,347	511,082,473
Fidelity Series Real Estate Income Fund (c)	1,492,256	14,459,960
TOTAL BOND FUNDS (Cost $8,278,345,572)		7,142,353,021

Short-Term Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d)	21,132,125	21,136,351
Fidelity Series Government Money Market Fund 5.42% (c)(e)	283,393,393	283,393,393
Fidelity Series Short-Term Credit Fund (c)	4,143,128	40,892,673
TOTAL SHORT-TERM FUNDS (Cost $345,401,376)		345,422,417

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,259,226,527)	14,807,671,103
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7,351,099)
NET ASSETS - 100.0%	14,800,320,004

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	21	Sep 2024	2,460,360	1,616	1,616
ICE MSCI Emerging Markets Index Contracts (United States)	632	Sep 2024	34,387,120	18,340	18,340

TOTAL EQUITY INDEX CONTRACTS					19,956

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5,185	Sep 2024	570,268,984	3,591,773	3,591,773
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,173	Sep 2024	338,172,391	1,651,720	1,651,720

TOTAL TREASURY CONTRACTS					5,243,493

TOTAL PURCHASED					5,263,449

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	670	Sep 2024	184,970,250	(413,011)	(413,011)

TOTAL FUTURES CONTRACTS					4,850,438
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,757,303.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	23,295,933	76,862,619	79,022,035	245,981	(166)	-	21,136,351	0.0%
Total	23,295,933	76,862,619	79,022,035	245,981	(166)	-	21,136,351

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	574,430,598	42,690,106	27,394,875	299,775	76,276	7,594,088	597,396,193
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,165,731,416	470,930	65,084,449	458,666	(17,336,179)	21,088,706	1,104,870,424
Fidelity Series All-Sector Equity Fund	136,218,085	1,381	7,294,894	-	972,709	4,557,159	134,454,440
Fidelity Series Blue Chip Growth Fund	376,133,357	3,837	37,522,845	-	17,410,837	15,329,585	371,354,771
Fidelity Series Canada Fund	223,769,901	3,592,862	11,128,663	-	2,385,395	(5,759,896)	212,859,599
Fidelity Series Commodity Strategy Fund	96,961,926	32,801,319	8,525,479	-	(2,447,733)	5,080,133	123,870,166
Fidelity Series Emerging Markets Debt Fund	78,679,428	1,146,653	3,997,009	1,145,729	(846,953)	337,673	75,319,792
Fidelity Series Emerging Markets Debt Local Currency Fund	24,543,226	219	1,021,215	-	(105,670)	(269,638)	23,146,922
Fidelity Series Emerging Markets Fund	255,419,850	2,636	21,393,263	-	19,214	12,376,881	246,425,318
Fidelity Series Emerging Markets Opportunities Fund	1,025,190,819	10,558	92,628,599	-	12,319,374	40,278,207	985,170,359
Fidelity Series Floating Rate High Income Fund	14,017,570	311,190	726,697	311,064	(49,560)	(56,765)	13,495,738
Fidelity Series Government Money Market Fund 5.42%	279,933,691	21,059,584	17,599,882	3,633,606	-	-	283,393,393
Fidelity Series Growth Company Fund	701,078,430	3,057,363	75,296,195	-	40,876,018	19,493,776	689,209,392
Fidelity Series High Income Fund	77,560,796	1,183,269	3,924,625	1,182,361	(368,619)	(11,789)	74,439,032
Fidelity Series International Credit Fund	18,996,951	253,758	16,312	253,758	759	(114,962)	19,120,194
Fidelity Series International Developed Markets Bond Index Fund	588,547,705	18,971,246	28,502,292	6,853,395	(2,118,515)	(10,031,945)	566,866,199
Fidelity Series International Growth Fund	631,904,296	19,900,038	37,452,656	-	7,808,874	(18,160,637)	603,999,915
Fidelity Series International Small Cap Fund	229,243,172	164,023	10,753,439	-	1,704,011	(7,634,217)	212,723,550
Fidelity Series International Value Fund	634,939,759	8,495,012	36,597,067	-	8,420,600	(6,204,301)	609,054,003
Fidelity Series Intrinsic Opportunities Fund	132,026,197	1,922,127	6,322,342	-	473,457	(4,611,313)	123,488,126
Fidelity Series Investment Grade Bond Fund	4,322,006,228	62,607,303	211,360,679	45,036,364	(11,979,686)	(19,117,072)	4,142,156,094
Fidelity Series Large Cap Stock Fund	660,303,940	4,227,178	45,305,973	-	22,266,560	7,014,420	648,506,125
Fidelity Series Large Cap Value Index Fund	207,417,143	9,571,518	9,564,663	-	2,177,075	(6,665,230)	202,935,843
Fidelity Series Long-Term Treasury Bond Index Fund	615,545,476	18,460,118	107,700,217	4,674,038	(55,913,541)	40,690,637	511,082,473
Fidelity Series Opportunistic Insights Fund	418,274,644	4,216,853	37,706,354	-	18,972,173	8,381,896	412,139,212
Fidelity Series Overseas Fund	633,606,416	14,902,097	43,488,872	-	8,155,250	(8,584,300)	604,590,591
Fidelity Series Real Estate Income Fund	14,944,930	226,986	727,507	226,706	(23,308)	38,859	14,459,960
Fidelity Series Short-Term Credit Fund	37,975,926	5,832,602	3,021,261	403,350	(23,948)	129,354	40,892,673
Fidelity Series Small Cap Core Fund	17,812,753	82,953	14,334	82,953	1,470	(422,942)	17,459,900
Fidelity Series Small Cap Discovery Fund	57,750,680	6,132,691	2,650,589	3,239,408	177,499	(7,586,362)	53,823,919
Fidelity Series Small Cap Opportunities Fund	194,238,399	5,171,175	8,813,078	-	2,293,481	(6,775,856)	186,114,121
Fidelity Series Stock Selector Large Cap Value Fund	462,435,903	22,187,375	21,062,097	-	2,464,296	(13,197,928)	452,827,549
Fidelity Series Value Discovery Fund	413,715,056	24,575,927	19,374,558	-	728,977	(14,702,870)	404,942,532
	15,321,354,667	334,232,887	1,003,972,980	67,801,173	58,490,593	52,483,351	14,762,588,518

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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